Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
Prospectus Date	rr_ProspectusDate	Feb. 22, 2022
Harbor Corporate Culture Leaders ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Corporate Culture Leaders ETFFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Human Capital Factor Unconstrained Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach designed to track the performance of the Index. The Fund invests at least 80% of its total assets in securities that are included in the Index.The Index is designed to deliver exposure to equity securities of U.S. companies that are “corporate culture leaders” based on scores produced by Irrational Capital LLC (“Irrational Capital” or the “Index Provider”). “Corporate culture leaders” are those companies with high “Human Capital Factor” scores, which are determined by Irrational Capital in accordance with a rules-based methodology that seeks to identify companies that best manage their human capital, resulting in highly motivated and engaged employees. Companies with market capitalizations in excess of $1 billion at the time of Index reconstitution are eligible for inclusion in the Index. The Index is equally weighted and composed of approximately 70 to 100 companies with top Human Capital Factorscores at the time of Index reconstitution.The Index Provider calculates Human Capital Factor scores based on a proprietary scoring methodology developed by Irrational Capital leveraging its research in behavioral science, data science and human capital. The scoring methodology seeks to quantitatively measure the contribution of a company’s corporate culture to its financial performance. Irrational Capital calculates Human Capital Factor scores based on a combination of multiple characteristics, such as■Employee engagement and motivation■Trust and transparency■Point of view diversity■Compensation fairnessThe significance of the various characteristics varies with each reconstitution based on the most current data. The Index Provider expects to continue to refine its proprietary methods over time.The Index has been created and licensed to the Adviser by Irrational Capital and is calculated, published and distributed by Solactive AG (“Solactive”). The Index is comprised of equity securities traded on U.S. public securities exchanges. The Fund may purchase American Depositary Receipts (ADRs), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. The Fund may concentrate its investments in a particular sector, industry or group of industries from time to time to the extent that the Index concentrates in a sector, industry or group of industries. As of the date of this Prospectus, the Index is concentrated in the group of industries comprising the information technology sector. Under normal circumstances, the Index is reconstituted annually and rebalanced quarterly.The Fund uses an indexing investment approach to attempt to approximate, before fees and expenses, the investment performance of the Index. The Fund generally will use a replication strategy, which means that the Fund seeks to hold each security found in the Index in approximately the same proportion as represented in the Index itself. There also may be instances in which Harbor Capital Advisors, Inc. (the “Adviser or “Harbor Capital”) may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The Fund does not take temporary defensive positions when markets decline or appear overvalued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first eight risks) include:Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.Index Tracking Risk: The Fund is not expected to track the performance of the Index at all times with perfect accuracy. The Fund’s return may not track the performance of the Index for a number of reasons. For example, tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, or the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest. Any transaction costs and market exposure arising from rebalancing the Fund’s portfolio to reflect changes in the composition of the Index will be borne directly by the Fund and its shareholders. The Fund may not be able to invest in certain securities included in the Index or may not be able to invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions, potential adverse tax consequences or other regulatory reasons. The risk that the Fund may not track the performance of the Index may be magnified during times of heightened market volatility or other unusual market conditions. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the Index.Index Strategy Risk: The Fund is managed to seek to track, before fees and expenses, the performance of the Index. Therefore, unless a specific security is removed from the Index because it no longer qualifies to be included in the Index, the Fund generally would not sell a security because the security’s issuer is in financial trouble. If a specific security is removed from the Index, it is possible that the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values, which could have a negative effect on the Fund’s performance. As a result, the Adviser will not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Thus, based on market and economic conditions, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more securities.Index Construction Risk: The Index Provider selects a limited number of companies for the Index based on its proprietary methodology. The theories upon which the Index Provider bases the Index and/or the methodology used in scoring companies for the Index may be inaccurate. The Index Provider relies on third-party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third-party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Companies will be excluded from the Index if sufficient data is not available to produce a score, which may result in the exclusion of companies that could otherwise be considered corporate culture leaders. The Index provider’s assessment of a company may differ from that of another investor or investment manager. Errors in the construction or calculation of the Index may occur from time to time and any such errors may not be immediately identified and corrected by Irrational Capital or Solactive, respectively, which may have an adverse impact on the Fund and its shareholders. There is no guarantee that the construction methodology will accurately provide exposure to corporate culture leaders.Data Risk: The Index Provider relies heavily on information and data provided by third-parties. Such third-party data includes information derived from survey data. There is no guarantee that survey data will be accurate, complete or representative of a company’s status as a corporate culture leader. Survey data may be subject to certain biases, including response bias and non-response bias. Furthermore, information derived from survey data may not reflect the most current status of a company, and a company’s financial results may deteriorate prior to a corresponding decline in survey data results. Because the Index is reconstituted only annually, there could be a significant delay before a company’s current status is reflected in the Index. If survey data is unreliable or outdated, the Index may not be successful in providing the specified exposure.Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asst value. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.Concentration Risk: The Fund’s assets may be concentrated in a particular sector, industry or group of industries to the extent the Index is so concentrated. Concentration of the Fund’s assets in a particular sector, industry or group of industries will subject the Fund to the risk that economic, political or other conditions that have a negative effect on that sector, industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were concentrated in a wider variety of sectors or industries.Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.Information Technology Sector Risk: Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborcapital.comor call 800-422-1050.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Harbor Corporate Culture Leaders ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses,	rr_OtherExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
OneYear	rr_ExpenseExampleYear01	$ 51
ThreeYears	rr_ExpenseExampleYear03	$ 160

[1]	Pursuant to the Investment Advisory Agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	“Other Expenses” are estimated for the current fiscal year.